Intangible Assets and Goodwill - Key Assumptions Used in Impairment Testing (Details) $ in Thousands	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Intangible assets other than goodwill | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 74,175	$ 258,228
Intangible assets other than goodwill | Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	192,729	184,832
Intangible assets other than goodwill | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 48,143	$ 78,612
Intangible assets other than goodwill | Terminal value growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Intangible assets other than goodwill | Terminal value growth rate | Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Intangible assets other than goodwill | Terminal value growth rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Intangible assets other than goodwill | Discount rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.120	0.165
Intangible assets other than goodwill | Discount rate | Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.100	0.110
Intangible assets other than goodwill | Discount rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.120	0.170
Intangible assets other than goodwill | Budgeted revenue growth rate | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.046	0.167
Intangible assets other than goodwill | Budgeted revenue growth rate | Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.106	0.100
Intangible assets other than goodwill | Budgeted revenue growth rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.174	0.488
Goodwill | Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 138,395
Goodwill | Canadian Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose		$ 236,345
Goodwill | Plant Propagation
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 192,729	184,832
Goodwill | European Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose		$ 87,420
Goodwill | Terminal value growth rate | Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030
Goodwill | Terminal value growth rate | Canadian Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Goodwill | Terminal value growth rate | Plant Propagation
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Goodwill | Terminal value growth rate | European Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.030
Goodwill | Discount rate | Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.120
Goodwill | Discount rate | Canadian Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.165
Goodwill | Discount rate | Plant Propagation
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.100	0.110
Goodwill | Discount rate | European Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.170
Goodwill | Budgeted revenue growth rate | Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.046
Goodwill | Budgeted revenue growth rate | Canadian Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.165
Goodwill | Budgeted revenue growth rate | Plant Propagation
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.106	0.100
Goodwill | Budgeted revenue growth rate | European Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets		0.488